Government grant advances and loans - Government Loans (Details) $ in Thousands, € in Millions		12 Months Ended
	Apr. 30, 2020 EUR (€)	Dec. 31, 2025 USD ($)	Apr. 26, 2024 USD ($)	Apr. 22, 2024 USD ($)	Apr. 09, 2024 USD ($)	Feb. 12, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Government debt instruments			$ 41,315	$ 5,000	$ 54,935	$ 9,000
Gain (loss) on debt extinguishment		$ 38
Government loan, Covid-19 support plan
Disclosure of detailed information about borrowings [line items]
Government debt instruments | €	€ 5
Debt term	5 years
Current borrowings		$ 979